Dividends to shareholders - Dividends Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends to shareholders
Dividends charged to equity	$ 4,486	$ 3,882	$ 3,669
Exchange losses on payment of dividend	5	3	4
Hedge contracts relating to dividend payments	(127)	(29)	(101)
Dividends paid (cash flow statement)	$ 4,364	$ 3,856	$ 3,572